COMMITMENTS AND CONTINGENCIES (Schedule of Future Materials Purchase Commits) (Details) (Capital commitment [Member], USD $)	Dec. 31, 2014
Capital commitment [Member]
Future commitments
2015	$ 9,826,366
2018	304,211
Outstanding commitments	$ 10,130,577